Business Acquisitions Business Acquisitions - Purchase Consideration for Vlingo, Transcend and Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Business Acquisition [Line Items]
Goodwill, Purchase Accounting Adjustments	$ (1,940)	$ (1,704)
Allocation of the purchase consideration:
Identifiable Intangible Assets Acquired			$ 109,383
Developed Technology Rights [Member]
Allocation of the purchase consideration:
Weighted average life (Years)			6 years 7 months
Identifiable Intangible Assets Acquired			$ 33,663
Customer relationships
Allocation of the purchase consideration:
Weighted average life (Years)			10 years 11 months
Identifiable Intangible Assets Acquired			$ 72,188
Trade name
Allocation of the purchase consideration:
Weighted average life (Years)			6 years 7 months
Identifiable Intangible Assets Acquired			$ 3,102
Non-competition agreements
Allocation of the purchase consideration:
Weighted average life (Years)			2 years 9 months
Identifiable Intangible Assets Acquired			$ 430
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net			122,375
Allocation of the purchase consideration:
Cash			18,004
Accounts Receivable			17,237
Net assets acquired			251,665
Payments to Acquire Businesses, Gross			251,665
business acquisitions, cost of acquired entity, cash paid			251,215
Identifiable Intangible Assets Acquired			109,383
Other Assets			31,554
Total Assets Acquired			298,553
Current Liabilities			10,274
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent			35,557
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt			1,057
Total Liabilities Assumed			$ 46,888